                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_] ; Amendment Number:
                                                ---------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sound Shore Management, Inc.
Address:   8 Sound Shore Drive, Suite 180
           Greenwich, CT  06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Shanna S. Sullivan
Title:   Vice President
Phone:   (203) 629-1980

Signature, Place, and Date of Signing:

  /s/ Shanna S. Sullivan              Greenwich, CT            January 13, 2009
-------------------------             -------------            ----------------
       (Signature)                    (City, State)                 (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
028-01190              Frank Russell Company
028-05788              IXIS Asset Management Advisors, L.P.

                                    Form 13F

                                  SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           49
Form 13F Information Table Value Total:   $4,590,029
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.   Form 13F File number   Name
---   --------------------   ----
 1          028-01190        Frank Russell Company
 2          028-05788        Natixis Asset Management Advisors, L.P.

      Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive,
                         Suite 180, Greenwich, CT 06830

                                                                      12/31/2008

            Item 1            Item 2   Item 3     Item 4     Item 5              Item 6           Item 7            Item 8
                                                                         Investment Discretion                 Voting Authority
                              Title                                   ---------------------------        ---------------------------
                                of     Cusip    Mkt. Value               Sole       Shared  Other           Sole    Shared    None
        Name of Issuer        Class    Number      x $1000   Shares       (A)         (B)    (C)   Mgrs.     (A)     (B)      (C)
----------------------------- ------ ---------- ---------- ---------- ----------- --------- ----- ------ ---------- ------ ---------
Abbott Laboratories           COMMON  002824100   131,937   2,472,121  2,298,150    173,971     0         1,721,450      0   750,671
AES Corporation               COMMON  00130H105   109,634  13,305,042 12,444,035    861,007     0         9,456,635      0 3,848,407
Aetna, Inc.                   COMMON  00817Y108   135,717   4,761,995  4,455,756    306,239     0         3,384,456      0 1,377,539
Aon Corporation               COMMON  037389103   115,039   2,518,373  2,365,063    153,310     0         1,802,363      0   716,010
Apollo Group, Inc.            COMMON  037604105       230       3,000      3,000          0     0             3,000      0         0
Atlas Pipeline Partners, L    COMMON  049392103        60      10,000     10,000          0     0            10,000      0         0
Baxter International Inc      COMMON  071813109   116,694   2,177,540  2,039,825    137,715     0         1,492,025      0   685,515
Berkshire Hathaway, Inc. Cl A COMMON '084670108   154,657       1,601      1,601          0     0             1,164      0       437
Berkshire Hathaway, Inc. Cl B COMMON '084670207    34,377      10,696      6,551      4,145     0             6,551      0     4,145
Boston Scientific Corporation COMMON  101137107   178,800  23,100,750 21,501,664  1,599,086     0        16,322,164      0 6,778,586
Cardinal Health Inc.          COMMON  14149Y108   149,154   4,327,074  4,042,212    284,862     0         3,060,812      0 1,266,262
Chubb Corporation             COMMON  171232101   109,614   2,149,292  2,002,993    146,299     0         1,530,493      0   618,799
CIGNA Corporation             COMMON  125509109    79,756   4,733,280  4,365,726    367,554     0         3,238,226      0 1,495,054
Coca Cola Company             COMMON  191216100    95,122   2,101,207  1,963,515    137,692     0         1,495,715      0   605,492
Comcast Corporation Class A   COMMON  20030N101   142,591   8,447,321  7,873,616    573,705     0         6,004,816      0 2,442,505
Credit Suisse Group           COMMON  225401108   125,353   4,435,717  4,124,293    311,424     0         3,101,893      0 1,333,824
Devon Energy Corporation      COMMON  25179M103   118,814   1,808,152  1,686,157    121,995     0         1,288,657      0   519,495
DIRECTV Group Inc             COMMON  25459L106       407      17,750     17,750          0     0            17,750      0         0
Dr. Pepper Snapple Group I    COMMON  26138E109   114,022   7,016,708  6,535,881    480,827     0         4,970,681      0 2,046,027
Duke Energy Corporation       COMMON  26441C105   122,223   8,142,791  7,609,994    532,797     0         5,796,694      0 2,346,097
El Paso Corporation           COMMON  28336L109   118,463  15,129,368 14,248,077    881,291     0        10,805,677      0 4,323,691
Exelon Corporation            COMMON  30161N101   124,464   2,238,160  2,095,230    142,930     0         1,600,130      0   638,030
Frontier Communications Co    COMMON  35906A108       336      38,500     38,500          0     0            38,500      0         0
Intuit Inc                    COMMON  461202103    82,552   3,470,045  3,222,148    247,897     0         2,458,248      0 1,011,797
JetBlue Airways Corporation   COMMON  477143101       391      55,000     55,000          0     0            55,000      0         0
Kimberly-Clark Company        COMMON  494368103   120,807   2,290,621  2,128,780    161,841     0         1,598,480      0   692,141
Lowe's Companies, Inc.        COMMON  548661107       210       9,750      9,750          0     0             9,750      0         0
Marathon Oil Corporation      COMMON  565849106    99,939   3,652,754  3,403,938    248,816     0         2,585,538      0 1,067,216
Marsh & McLennan Companies    COMMON  571748102   138,494   5,706,400  5,330,756    375,644     0         4,013,856      0 1,692,544
McKesson Corporation          COMMON  58155Q103    48,644   1,255,975  1,171,357     84,618     0           902,757      0   353,218
Merck & Co. Inc.              COMMON  589331107       255       8,400      8,400          0     0             8,400      0         0
Newmont Mining Corporation    COMMON  651639106    77,697   1,909,023  1,772,917    136,106     0         1,350,917      0   558,106
Novartis AG  ADR              COMMON  66987V109   111,175   2,234,227  2,083,755    150,472     0         1,581,955      0   652,272
Pfizer Inc.                   COMMON  717081103   179,405  10,130,178  9,489,821    640,357     0         7,210,121      0 2,920,057
Phillip Morris International  COMMON  718172109       311       7,150      7,150          0     0             7,150      0         0
Progressive Corporation       COMMON  743315103   108,648   7,336,108  6,834,744    501,364     0         5,215,644      0 2,120,464
Royal Dutch Shell PLC ADR     COMMON  780259206   133,918   2,529,624  2,347,365    182,259     0         1,779,065      0   750,559
Schlumberger Ltd.             COMMON  806857108    89,111   2,105,145  1,960,040    145,105     0         1,473,040      0   632,105
Southwest Airlines Company    COMMON  844741108    83,299   9,663,413  8,993,342    670,071     0         6,853,242      0 2,810,171
Spectra Energy Corporation    COMMON  847560109   137,987   8,766,635  8,144,966    621,669     0         6,100,466      0 2,666,169
Symantec Corporation          COMMON  871503108   128,530   9,506,673  8,830,904    675,769     0         6,714,204      0 2,792,469
TJX Companies, Inc.           COMMON  872540109       375      18,250     18,250          0     0            18,250      0         0
Texas Instruments Inc.        COMMON  882508104   145,185   9,354,687  8,755,524    599,163     0         6,636,024      0 2,718,663
Time Warner, Inc.             COMMON  887317105   161,892  16,092,607 15,082,137  1,010,470     0        11,487,437      0 4,605,170
Unilever NV ADR               COMMON  904784709   101,754   4,144,763  3,877,883    266,880     0         2,898,783      0 1,245,980
Unum Group                    COMMON  91529Y106    82,536   4,437,393  4,092,503    344,890     0         3,121,103      0 1,316,290
Visa,  Inc.                   COMMON  92826C839    72,775   1,387,518  1,292,903     94,615     0           992,803      0   394,715
Washington Post Company       COMMON  939640108   127,533     326,798    303,931     22,867     0           227,389      0    99,409
Flextronics International     COMMON  Y2573F102    79,142  30,914,826 28,878,668  2,036,158     0        21,789,368      0 9,125,458
   Totals:                        49            4,590,029